Related Party Transactions (Details) - EBP 006 - USD ($)	3 Months Ended		12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2025	Dec. 31, 2024
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Investments, at fair value	$ 982,607,328	$ 815,364,575	$ 982,607,328	$ 815,364,575
Administrative expenses			$ 157,600
Popular, Inc. Common Stock
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Investment, number of shares (in shares)	1,030,753	1,051,818	1,030,753	1,051,818
Investments, at fair value	$ 128,349,364	$ 98,933,973	$ 128,349,364	$ 98,933,973
Investment, purchased, number of shares (in shares)			68,212
Acquisition price			$ 6,962,709
Investment sold, number of shares (in shares)			89,277
Carrying value			$ 5,568,490
Realized gain on investment			3,884,922
Accrued dividend income	775,412	738,330
EBP, Other Related Party and Party-in-Interest
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Administrative expenses			885,697	943,854
EBP, Other Related Party and Party-in-Interest | Bank Deposit Open Account
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Investments, at fair value	88,881,937	81,206,802	88,881,937	81,206,802
EBP, Other Related Party and Party-in-Interest | Time Deposits Open Account
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Investments, at fair value	$ 284,035	$ 254,477	$ 284,035	$ 254,477